January 19, 2007

Ms. Pamela A. Long
Assistant Director
Securities and Exchange Commission
Division of Corporation Finance
100 F. Street, N.E.
Washington, D.C. 20549

Re:         Grupo Simec, S.A.B. de C.V.
Registration Statement on Form F-1
File No. 333-138239

Dear Ms. Long:

We are responding to your comment letter dated January 16, 2007 concerning your review of pre-effective amendment no. 2 to the Form F-1 registration statement of Grupo Simec, S.A.B. de C.V. (the “Company”) that it filed on January 8, 2007 (the “Form F-1”). Under the same numbers and headings as in your comment letter, the Company has responded to each of your comments as set forth below.

General

1.
We have reviewed your response to our prior comment one. However, it still appears that your filing contains references to experts. For example, on pages F-13 and F-18, you refer to independent appraisals. Please revise as appropriate.

The Company has deleted the remaining references to any expert who has not filed a consent to the Form F-1. The Company has also deleted the remaining references to independent appraisals.

Description of Capital Stock, page 103

2.	We reissue comment 7 of December 29, 2006 letter.

We have made the requested deletion in this section.

Taxation of Dividends
Mexican Tax Considerations, page 122

3.	Supplementally, please tell us what consideration you have given to filing a tax opinion with respect to the tax consequences discussed in this section.

Taxation of Dispositions of Shares or ADSs
Mexican Tax Considerations, page 123

4.	Supplementally, please tell us what consideration you have given to filing a tax opinion with respect to the tax consequences discussed in this section.

In response to your comments 3 and 4, the Company has reconsidered the tax consequences discussed in these two sections and discussed them with its Mexican counsel. Based on these deliberations, the Company believes that the Mexican tax treatment of an investment in the Series B shares or ADSs is substantially the same as for the common shares or ADSs of any Mexican company. The Company’s Mexican counsel has advised the Company that the descriptions included here involve well-established provisions and interpretations of the Mexican income tax law (Ley del Impuesto Sobre la Renta), and that the relevant legal principles are not controversial and not likely to be subject to conflicting interpretation. The Company and its Mexican counsel also believe that other Mexican tax advisors would reach the same conclusions after analyzing these provisions of the income tax law. The Company also notes that similar descriptions of Mexican tax consequences have been included in a number of recent registration statements for offerings by Mexican issuers, and in those instances the registrants also did not file tax opinions. For all of these reasons, the Company has concluded that it would not need to file a tax opinion.

Legal Opinion

5.	Please disclose the number of shares being registered in this offering.

We have refiled the opinion with these changes.

6.	Please delete the term “completeness” in the last sentence of the second paragraph of this opinion.

We have refiled the opinion with these changes.

Note 14, Acquisitions, page F-37

7.
We note your response to our previous comment 10. In order to allow for greater transparency, please revise your disclosure to include the amount of the fair value of the net assets and the amount of negative goodwill. In addition, as previously requested, please disclose the specific facts and circumstances that resulted in a material amount of negative goodwill.

The Company has revised Note 14 to its audited financial statements to disclose the fair value of net assets and the amount of negative goodwill. The Company has further disclosed that the factors that led to the negative goodwill include the low purchase price that the Company paid to the seller who was a short-tem investor who had acquired Republic out of bankruptcy. The acquisition price resulted from negotiations that the Company carried out with the previous owner based on the business expectations for Republic at that time, having recently emerged from bankruptcy, and this acquisition price was less than the sum of the net fair values of the individual assets acquired and the liabilities assumed, resulting in negative goodwill.

* * *

Should you have any questions or require any further information, please feel free to contact me at any time at (212) 912-7446 or Marc Rossell at (212) 912-7430.

Sincerely,

/s/ Walter G. Van Dorn, Jr.

Walter G. Van Dorn, Jr.

cc:         Craig Slivka
Patricia Armelin
Paul Dudek,
Securities and Exchange Commission
Luis García Limón
José Flores Flores,
Grupo Simec, S.A.B. de C.V.
Michael L. Fitzgerald
Taisa Markus,
Milbank, Tweed, Hadley & McCloy LLP
Marc M. Rossell
Amelia G. Baker,
Thacher Proffitt & Wood LLP